Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
(8) Fair Value Measurements
Contingent Consideration
The following table presents the changes in the estimated fair value and level of the contingent consideration liability, as of: (in thousands):

	Level 1	Level 2	Level 3
Beginning balance - January 1, 2022	$—	$—	$2,879
Change in fair market value	—	—	962
Payment	—	—	(2,000)
Transfer out	—	—	(1,841)
Transfer in	1,841	—	—

Ending balance - December 31, 2022	1,841	—	—

Change in fair market value	159	—	—
Payment	(2,000)	—	—

Ending balance - December 31, 2023	$—	$—	$—

Contingent consideration related to the BitAccess acquisition in July 2021 was measured at the probability-weighted fair value at the date of acquisition, which was estimated by applying an income valuation approach based on Level 3 inputs consisting primarily of a discount rate and probability of achieving the performance metrics. During the year-ended December 31, 2022, the Company made the first year payment of $2.0 million to the former owners of BitAccess as the performance conditions were determined to have been met. In addition, the Company amended the contingent consideration arrangement to remove the performance conditions for the second year payment such that the full $2.0 million related to the second year payment would be paid out in accordance with the agreement on July 31, 2023. As a result of the change in the agreement, the contingent liability changed from Level 3 to Level 1, in accordance with ASC 820. The change in fair value of the contingent consideration is recognized in interest expense in the consolidated Statements of Income (Loss) and Comprehensive Income (Loss) for the year ended December 31, 2023 and 2022. The difference between the recorded fair value of the payments and the ultimate payment amounts was not material to any period. In July 2023, in accordance with the BitAccess acquisition agreement, the Company paid $2.0 million to settle the remaining contingent consideration.

Assets and Liabilities Measured at Fair Value on a
Non-recurring
Basis
The Company’s
non-financial
assets, such as goodwill, intangible assets, property and equipment, operating lease right-of-use
assets, and cryptocurrencies are adjusted down to fair value when an impairment charge is recognized. Certain fair value measurements are based predominantly on Level 3 inputs. No impairment charges related to goodwill, intangible assets, operating lease right-of-use
assets and property and equipment have been recognized for the year ended December 31, 2023 and 2022.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The carrying value of the Company’s cryptocurrency reflects any impairment charges recorded since its purchase or receipt.
The Company’s safeguarding liability and corresponding asset are valued using quoted prices on the principal market which are Level 1 inputs. The Company was not aware of any actual or possible safeguarding loss events as of December 31, 2023, and accordingly, the bitcoin safeguarding obligation liability and the corresponding asset were recorded at the same value. The fair value of the safeguarding asset and liability is recognized in Prepaid and other current assets and Accrued expenses and other current liabilities on the Consolidated Balance Sheets, see Note 9 and 10, respectively. Due to the change in fair values of the cryptocurrency and the variability of quantity held at each reporting period, the Company anticipates these balances could change significantly at the end of each reporting period.
Assets and Liabilities Not Measured and Recorded at Fair Value
The Company considers the carrying value of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses (excluding contingent consideration) in the consolidated financial statements to approximate fair value due to their short maturities.
The Company estimates the fair value of its fixed-rated notes payable based on quoted prices in markets that are not active, which is considered a Level 2 valuation input. As of December 31, 2023, the estimated fair value of the fixed-rated notes was approximately $22.1 million and the carrying value was $21.1 million.